Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

11. PROPERTY, PLANT AND EQUIPMENT, NET

	Upstream Assets
	Development & Production	Other Upstream	Refining Equipment	Other (1)	Total
COST
As at January 1, 2019 (Note 3)	28,046	333	5,628	1,213	35,220
Additions	357	-	112	85	554
Transfers From E&E Assets (Note 10)	1	-	-	-	1
Change in Decommissioning Liabilities	300	-	8	2	310
Exchange Rate Movements and Other	(3)	-	(240)	-	(243)
Divestitures	(6)	-	-	-	(6)
As at June 30, 2019	28,695	333	5,508	1,300	35,836

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at January 1, 2019 (Note 3)	3,918	333	1,441	833	6,525
DD&A	850	-	129	33	1,012
Impairment Losses (Note 6)	17	-	-	8	25
Exchange Rate Movements and Other	18	-	(69)	-	(51)
As at June 30, 2019	4,803	333	1,501	874	7,511

CARRYING VALUE
As at January 1, 2019 (Note 3)	24,128	-	4,187	380	28,695
As at June 30, 2019	23,892	-	4,007	426	28,325

(1)Includes crude-by-rail terminal, office furniture, fixtures, leasehold improvements, information technology and aircraft.